Annual Operating Expenses {- Templeton Developing Markets VIP Fund} - FTVIP Class 1-62 - Templeton Developing Markets VIP Fund - Class 1	May 01, 2021
Operating Expenses:
Management fees	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual Fund operating expenses	1.19%